CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 18,767	$ 18,915
Restricted cash	8,840	8,055
Trade receivables	6,901	2,088
Amounts due from affiliates	4,247	4,237
Advances to joint ventures	5,730	6,275
Inventory	683	697
Current portion of net investment in direct financing lease	3,563	3,485
Prepaid expenses and other receivables	1,352	609
Total current assets	50,083	44,361
Long-term assets
Restricted cash	14,154	14,154
Cash designated for acquisition	0	91,768
Vessels, net of accumulated depreciation	694,485	342,591
Other equipment	609	592
Intangibles and goodwill	27,106	16,241
Advances to joint ventures	291	943
Net investment in direct financing lease	285,705	286,626
Long-term deferred tax asset	52	791
Other long-term assets	12,364	12,400
Total long-term assets	1,034,766	766,106
Total assets	1,084,849	810,467
Current liabilities
Current portion of long-term debt	45,458	32,208
Trade payables	925	972
Amounts due to owners and affiliates	3,538	1,374
Value added and withholding tax liability	1,360	796
Derivative instruments	4,185	3,534
Accrued liabilities and other payables	19,565	18,932
Total current liabilities	75,031	57,816
Long-term liabilities
Accumulated losses of joint ventures	21,077	25,886
Long-term debt	468,324	300,440
Revolving credit and seller’s credit due to owners and affiliates	44,605	43,005
Derivative instruments	3,699	3,511
Long-term tax liability	2,387	2,228
Long-term deferred tax liability	1,804	1,556
Other long-term liabilities	10,491	11,235
Total long-term liabilities	552,387	387,861
Total liabilities	627,418	445,677
EQUITY
Accumulated other comprehensive income (loss)	(4,845)	(5,736)
Total partners' capital	365,969	364,790
Non-controlling interest	91,462	0
Total equity	457,431	364,790
Total liabilities and equity	1,084,849	810,467
Common units public [Member]
EQUITY
Total partners' capital	320,907	321,091
Total equity	320,907	321,091
Common units Hoegh LNG [Member]
EQUITY
Total partners' capital	6,915	6,849
Total equity	6,915	6,849
Subordinated units [Member]
EQUITY
Total partners' capital	42,992	42,586
Total equity	$ 42,992	$ 42,586